Schedule1 - Registrant's Condensed Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Current assets:
Total current assets	$ 277,991			$ 240,372				$ 207,556
Total assets	2,134,846			1,376,862				1,317,871
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	1,403,968			1,076,911				890,738
Capital stock:
Series A Preferred stock				0				0
Additional paid-in capital	712,987			287,457				403,289
Retained earnings	17,803			12,426				23,776
Total stockholders' equity	730,878	$ 716,688	$ 303,851	299,951	$ 448,042	$ 440,276	$ 432,846	427,133	$ 406,352	$ 479,784
Total liabilities and stockholders' equity	2,134,846			1,376,862				1,317,871
Common Stock
Capital stock:
Common stock	$ 88			67				67
Nonvoting Common
Capital stock:
Common stock				1				1
Parent Company
Current assets:
Other current assets				497
Total current assets				497
Investment in wholly owned subsidiary				300,922				427,882
Total assets				301,419				427,882
LIABILITIES AND SHAREHOLDERS' EQUITY
Intercompany payable				1,468				750
Total liabilities				1,468				750
Capital stock:
Series A Preferred stock
Additional paid-in capital				287,457				403,289
Retained earnings				12,426				23,776
Total stockholders' equity				299,951				427,133
Total liabilities and stockholders' equity				301,419				427,882
Parent Company | Common Stock
Capital stock:
Common stock				67				67
Parent Company | Nonvoting Common
Capital stock:
Common stock				$ 1				$ 1